Fair Value Measurements (Details) - Schedule of derivative warrant liabilities - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021
Schedule of derivative warrant liabilities [Abstract]
Derivative warrant liabilities at January 25, 2021 (inception)
Derivative warrant liabilities at ending		$ 29,296,532	$ 33,121,599
Issuance of Public and Private Warrants			46,248,532
Transfer of Public Warrants to Level 1			(17,995,200)
Change in fair value of warrant liabilites		$ (3,825,067)	$ 4,868,267